JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.0%(a)
Alaska — 0.5%
Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	330
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,308

Total Alaska		2,638

Arizona — 5.0%
Arizona Industrial Development Authority, Academics of Math & Science Projects
Rev., 4.00%, 7/1/2029(b)	400	441
Rev., 5.00%, 7/1/2039(b)	1,000	1,168
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051(b)	350	378
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030(b)	500	551
Series 2020A, Rev., 4.00%, 7/15/2040(b)	800	863
Arizona Industrial Development Authority, Equitable School Revolving Fund Series A, Rev., 5.00%, 11/1/2044	750	907
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects
Series 2019A, Rev., 3.55%, 7/15/2029(b)	1,360	1,471
Series 2019A, Rev., 5.00%, 7/15/2039(b)	1,325	1,521
Series 2019A, Rev., 5.00%, 7/15/2049(b)	1,675	1,897
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,603
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	1,040
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	1,038
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	960
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,886
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040(b)	415	475
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040(b)	2,515	2,911
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, Rev., 5.00%, 7/15/2028(b)	1,000	1,133
Series 2018A, Rev., 5.75%, 7/15/2038(b)	1,000	1,172
City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	53
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450	473
Series 2018A, Rev., 5.00%, 7/1/2038	300	321
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	420
Series 2018A, Rev., 5.00%, 7/1/2033	150	180
Series 2018A, Rev., 5.00%, 7/1/2037	200	238
La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project
Series 2018A, Rev., 5.00%, 2/15/2028	200	230
Series 2018A, Rev., 5.00%, 2/15/2038	405	475
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project
Series 2020A, Rev., 4.00%, 7/1/2030(b)	320	351
Series 2020A, Rev., 5.00%, 7/1/2040(b)	620	711
Series 2020A, Rev., 5.00%, 7/1/2050(b)	780	882
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026(b)	150	160
Rev., 5.13%, 10/1/2030(b)	210	234

Total Arizona		26,143

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California — 4.0%
California Community College Financing Authority, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047(b)	1,500	1,628
California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	841
Rev., 5.00%, 5/1/2038	400	447
California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	588
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 5.00%, 12/1/2036(b)	175	203
Series 2021A, Rev., 5.00%, 12/1/2046(b)	1,000	1,138
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	233
California Municipal Finance Authority, John Adams Academies Lincoln Project
Series 2019A, Rev., 4.00%, 10/1/2029(b)	410	435
Series 2019A, Rev., 5.00%, 10/1/2039(b)	900	980
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	267
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	264
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025(c)	250	279
California Public Finance Authority, Enso Village Project, Green Bond
Series 2021A, Rev., 5.00%, 11/15/2046(b)(d)	200	223
Series 2021A, Rev., 5.00%, 11/15/2051(b)(d)	500	556
Series 2021A, Rev., 5.00%, 11/15/2056(b)(d)	500	553
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2029	200	237
Rev., 4.00%, 10/15/2031(c)	340	412
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029(b)	765	790
Series 2019A, Rev., 5.00%, 6/15/2039(b)	785	813
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	172
California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035(b)	100	113
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim
Series 2021A-1, Rev., 2.88%, 8/1/2041(b)	2,000	2,018
Rev., 3.13%, 8/1/2056(b)	2,400	2,378
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056(b)	1,500	1,629
CSCDA Community Improvement Authority, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056(b)	2,115	2,323
Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	106
Palomar Health Rev., 5.00%, 11/1/2039	500	574
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029(e)	160	223
San Mateo Union High School District, Election of 2006 Series A, GO, Zero Coupon, 9/1/2022	100	73
Sunnyvale School District, Election of 2013 Series C, GO, 5.50%, 9/1/2034	175	257

Total California		20,753

Colorado — 11.1%
Aviation Station North Metropolitan District No. 2, Limited Tax Series A, GO, 5.00%, 12/1/2039	750	814
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500	575
Series 2018B, GO, 7.25%, 12/15/2047	500	560

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Broadway Park North Metropolitan District No. 2, Limited Tax
GO, 5.00%, 12/1/2040(b)	550	610
GO, 5.00%, 12/1/2049(b)	650	716
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2050	500	547
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,120
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,166
Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	2,158
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	194
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 5.00%, 12/1/2040(b)	555	613
Rev., 5.00%, 12/1/2050(b)	735	798
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, Rev., 5.00%, 12/1/2032	500	625
Series 2018A, Rev., 5.00%, 12/1/2033	500	623
Series 2018A, Rev., 4.00%, 12/1/2048	500	568
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051(b)	750	830
Colorado Health Facilities Authority, Christian Living Neighborhoods Rev., 4.00%, 1/1/2038	550	579
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project
Series 2017A, Rev., 5.00%, 5/15/2022	280	288
Series A, Rev., 5.25%, 5/15/2028	1,000	1,163
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	761
Copper Ridge Metropolitan District, Tax Increment and Sales Tax
Rev., 4.00%, 12/1/2029	1,000	1,025
Rev., 5.00%, 12/1/2039	1,000	1,064
Copperleaf Metropolitan District No. 4, Limited Tax
Series 2020A, GO, 5.00%, 12/1/2039	775	850
Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,087
Cottonwood Highlands Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2049	900	969
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,114
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,459
DIATC Metropolitan District, Limited Tax and Improvement
GO, 3.25%, 12/1/2029(b)	590	620
GO, 5.00%, 12/1/2039(b)	1,240	1,349
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	304
Lanterns Metropolitan District No. 1, Senior Series A, GO, 5.00%, 12/1/2039	1,375	1,496
Mirabelle Metropolitan District No. 2
Series 2020A, GO, 5.00%, 12/1/2039	700	765
Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,353
Painted Prairie Metropolitan District No. 2, Limited Tax GO, 5.25%, 12/1/2048	2,000	2,113
Painted Prairie Public Improvement Authority
Rev., 4.00%, 12/1/2029	1,000	1,085
Rev., 5.00%, 12/1/2039	2,500	2,751
Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051(b)	600	659
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	70	76
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	822
Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	227
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041(b)	1,250	1,365
South Suburban Park and Recreation District
COP, 4.00%, 12/15/2036	1,350	1,538
COP, 4.00%, 12/15/2037	500	568

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
STC Metropolitan District No. 2, Limited Tax Improvement
Series 2019A, GO, 3.00%, 12/1/2025	555	582
Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,086
Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,866
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2
Series 2020A, Rev., 3.38%, 12/1/2030	500	550
Series 2020A, Rev., 3.75%, 12/1/2040	500	550
Thompson Crossing Metropolitan District No. 4
GO, 5.00%, 12/1/2039	1,400	1,532
GO, 5.00%, 12/1/2049	1,500	1,621
Trails at Crowfoot Metropolitan District No. 3, Limited Tax
Series A, GO, 4.38%, 12/1/2030	620	666
Series A, GO, 5.00%, 12/1/2039	1,000	1,085
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 4.13%, 12/1/2031	500	557
Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	1,128
Series 2021A-1, GO, 5.00%, 12/1/2051	1,960	2,187
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	525	584
GO, 5.00%, 12/1/2041	1,125	1,242
Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	776
Willow Bend Metropolitan District, Limited Tax Series A, GO, 5.00%, 12/1/2039	600	652

Total Colorado		57,631

Connecticut — 0.5%
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, Rev., 5.00%, 10/1/2029(b)	400	436
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030(b)	250	286
Series 2020A, Rev., 5.00%, 1/1/2045(b)	500	557
Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034(b)	225	266
State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,240

Total Connecticut		2,785

Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	807
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	95	95

Total Delaware		902

District of Columbia — 1.2%
District of Columbia, Gallaudet University Project Rev., 5.00%, 4/1/2051	1,500	1,895
District of Columbia, International School Rev., 5.00%, 7/1/2039	650	767
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2037	500	594
Rev., 4.00%, 7/1/2039	200	225
District of Columbia, Latin American Montessori Bilingual Public Charter School
Rev., 4.00%, 6/1/2030	1,000	1,134
Rev., 5.00%, 6/1/2040	1,000	1,192
District of Columbia, Rocketship Obligated Group Series 2020A, Rev., 5.00%, 6/1/2051(b)	400	460

Total District of Columbia		6,267

Florida — 9.2%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series A, Rev., 5.00%, 12/15/2029	405	461
Series A, Rev., 5.00%, 12/15/2039	1,775	1,980
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025(b)	300	328
Rev., 5.00%, 12/15/2026(b)	300	345
Rev., 5.00%, 12/15/2027(b)	330	378
Rev., 5.00%, 12/15/2028(b)	345	392
Rev., 5.00%, 12/15/2029(b)	365	413
Rev., 5.00%, 12/15/2030(b)	510	573

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project
Series 2020A, Rev., 3.00%, 12/15/2029(b)	420	435
Series 2020A, Rev., 5.00%, 12/15/2039(b)	640	749
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project
Series 2020A, Rev., 4.00%, 8/1/2030	200	226
Series 2020A, Rev., 5.00%, 8/1/2040	300	360
Charlotte County, Utility System Series 2011, Rev., AGM, 5.25%, 10/1/2021(e)	200	203
City of Lakeland, Florida Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	528
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 4.00%, 7/1/2038	190	224
Series 2020B, Rev., 4.00%, 7/1/2039	250	294
Series 2020B, Rev., 5.00%, 7/1/2040	390	497
Series 2020B, Rev., 4.00%, 7/1/2045	750	870
Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,231
County of Broward, Florida Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,845
County of Lake, Imagine South Lake Charter School Project
Series A, Rev., 5.00%, 1/15/2029(b)	500	550
Series A, Rev., 5.00%, 1/15/2039(b)	550	613
Series A, Rev., 5.00%, 1/15/2049(b)	825	904
County of Palm Beach, Atlantic University
Rev., 5.00%, 4/1/2029(b)	400	452
Rev., 5.00%, 4/1/2039(b)	900	1,016
County of Palm Beach, Tuscan Gardens of Delray Beach Project
Series 2018-A, Rev., 4.25%, 4/1/2022(c)	1,000	919
Series 2018C, Rev., 6.25%, 4/2/2022(c)	1,000	700
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030(b)	235	256
Series 2020C, Rev., 5.00%, 9/15/2040(b)	525	590
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Rev., 4.00%, 7/1/2045	600	649
Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project
Series 2020A, Rev., 4.00%, 6/1/2030	500	534
Series 2020A, Rev., 5.00%, 6/1/2040	830	910
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029(b)	260	291
Series A, Rev., 5.00%, 12/15/2034(b)	525	626
Series A, Rev., 5.00%, 12/15/2039(b)	305	361
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	590	677
Florida Development Finance Corp., Pepin Academics of Pasco County, Inc., Project Series 2020A, Rev., 5.00%, 1/1/2040(b)	2,430	2,615
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 5.00%, 3/1/2034	385	467
Rev., 5.00%, 3/1/2035	1,165	1,410
Rev., 5.00%, 3/1/2036	1,230	1,485
Rev., 5.00%, 3/1/2037	1,130	1,360
Rev., 5.00%, 3/1/2044	2,000	2,374
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	864
JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	25
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	615
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	288
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion Rev., 3.00%, 6/1/2027	1,255	1,310
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028(b)	985	1,086

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	625	718
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,193
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project
Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	1,971
Series 2019B-1, Rev., 4.25%, 11/15/2026	2,000	1,998
Series 2019A, Rev., 5.00%, 11/15/2029	1,000	1,037
Series 2019A, Rev., 5.25%, 11/15/2039	2,000	2,064
Tampa Bay Water, Regional Water Supply Authority, Utility System Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	696

Total Florida		47,956

Georgia — 0.7%
City of Atlanta, Department of Aviation Series 2012C, Rev., 5.00%, 1/1/2042	500	513
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020A, Rev., 5.00%, 4/1/2050	230	287
Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	220	259
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	582
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 5.00%, 1/1/2036(b)	500	609
Series 2021B, Rev., 5.00%, 1/1/2054(b)	855	1,011
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2036	375	438

Total Georgia		3,699

Idaho — 0.0%(f)
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series A, Rev., 4.63%, 7/1/2029(b)	180	203

Illinois — 2.7%
Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	598
City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	186
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,307
Illinois Finance Authority, University of Illinois, Urbana-Champaign Project
Series 2019A, Rev., 5.00%, 10/1/2036	300	382
Series 2019A, Rev., 5.00%, 10/1/2037	400	508
Series 2019A, Rev., 5.00%, 10/1/2038	400	507
Series 2019A, Rev., 5.00%, 10/1/2039	350	443
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,238
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,675
Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	64
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 4.00%, 4/1/2039	650	754
Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,678
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043(d)	325	379
Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	291
Southern Illinois University, Housing and Auxiliary Facilities System
Series 2021A, Rev., 4.00%, 4/1/2038	250	296
Series 2021A, Rev., 4.00%, 4/1/2039	250	295
Series 2021A, Rev., 4.00%, 4/1/2040	270	317
State of Illinois
GO, 5.13%, 5/1/2022	250	261
GO, 5.38%, 5/1/2023	250	273
GO, 4.13%, 3/1/2028	170	174

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Upper Illinois River Valley Development Authority, Morris Hospital
Rev., 5.00%, 12/1/2028	1,050	1,326
Rev., 5.00%, 12/1/2029	875	1,098
Rev., 5.00%, 12/1/2033	250	304
Rev., 5.00%, 12/1/2034	20	24

Total Illinois		14,378

Indiana — 2.2%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2036	870	1,009
Series B, Rev., 4.00%, 7/1/2037	905	1,047
Series B, Rev., 4.00%, 7/1/2038	940	1,085
Series B, Rev., 4.00%, 7/1/2039	750	863
Series B, Rev., 4.00%, 7/1/2040	500	574
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	105	117
Series 2020A, Rev., 5.00%, 7/1/2040	170	194
Series 2020A, Rev., 5.00%, 7/1/2055	455	513
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series 2101A, Rev., 5.25%, 10/1/2031	250	254
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2035	665	809
Series A, Rev., 4.00%, 11/1/2036	235	267
Series A, Rev., 4.00%, 11/1/2037	330	374
Series A, Rev., 4.00%, 11/1/2038	340	385
Series A, Rev., 4.00%, 11/1/2039	360	407
Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,214
Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,111
Indiana Housing and Community Development Authority, Home First Mortgage Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 7/1/2021	5	5
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041	1,250	1,310

Total Indiana		11,538

Iowa — 0.5%
Iowa Finance Authority, Northcrest Inc., Project
Series 2018A, Rev., 5.00%, 3/1/2028	795	878
Series 2018A, Rev., 5.00%, 3/1/2038	250	271
Iowa Finance Authority, Phs Council Bluffs, Inc., Project
Rev., 3.95%, 8/1/2023	150	152
Rev., 4.45%, 8/1/2028	250	261
Rev., 5.00%, 8/1/2033	485	508
Rev., 5.00%, 8/1/2038	370	388

Total Iowa		2,458

Kansas — 0.5%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2032	500	558
Series A, Rev., 5.00%, 5/15/2039	850	939
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	536
Series I, Rev., 5.00%, 5/15/2038	500	533

Total Kansas		2,566

Kentucky — 0.3%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,061
Series 2016A, Rev., 5.00%, 2/1/2040	500	555

Total Kentucky		1,616

Louisiana — 1.0%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051(b)	1,145	1,251
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	598
Louisiana Public Facilities Authority, Young Audiences Charter School Project
Series A, Rev., 5.00%, 4/1/2030(b)	525	570

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 5.00%, 4/1/2039(b)	1,425	1,496
Series A, Rev., 5.00%, 4/1/2049(b)	1,135	1,177
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	298

Total Louisiana		5,390

Maine — 0.0%(f)
Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series A, Rev., 5.00%, 7/1/2023(e)	25	27

Maryland — 1.3%
County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037(b)	1,500	1,681
Maryland Economic Development Corp., Bowie State University Project
Rev., 4.00%, 7/1/2040	300	345
Rev., 4.00%, 7/1/2050	1,500	1,696
Maryland Economic Development Corp., Port Covington Project
Rev., 4.00%, 9/1/2040	875	1,017
Rev., 4.00%, 9/1/2050	555	634
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	192
Rev., 4.00%, 7/1/2040	215	255
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 4.00%, 6/1/2046	250	284
Rev., 4.00%, 6/1/2051	500	566

Total Maryland		6,670

Massachusetts — 2.0%
Massachusetts Bay Transportation Authority, Sales Tax Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	397
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	606
Rev., 5.00%, 1/1/2038	405	489
Rev., 5.00%, 1/1/2043	500	597
Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	579
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042(b)	2,000	2,153
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	1,037
Rev., 4.00%, 10/1/2039	500	550
Rev., 5.00%, 10/1/2039	250	284
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2036	450	565
Rev., 5.00%, 7/1/2037	605	756
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,359
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	568
Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	431
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	143

Total Massachusetts		10,514

Michigan — 3.6%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	210	263
GO, 5.00%, 4/1/2035	500	592
GO, 5.00%, 4/1/2036	500	592
GO, 5.00%, 4/1/2037	500	591
Series 2021A, GO, 4.00%, 4/1/2041	500	560
Series 2021A, GO, 4.00%, 4/1/2042	400	447
Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	1,968
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 5.00%, 5/15/2037	1,230	1,393
Rev., 5.00%, 5/15/2055	3,000	3,365
Michigan Finance Authority, Kettering University Project
Rev., 4.00%, 9/1/2045	500	570
Rev., 4.00%, 9/1/2050	1,000	1,134
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	878
Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,965
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	670	770
Rev., 5.00%, 5/15/2044	1,000	1,131

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan Strategic Fund, United Methodist Retirement Communities, Inc. Rev., 5.00%, 11/15/2034	1,280	1,469
Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	409

Total Michigan		19,097

Minnesota — 0.8%
City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	856
City of Wayzata, Folkestone Senior Living Community
Rev., 5.00%, 8/1/2032	100	109
Rev., 5.00%, 8/1/2033	200	218
Rev., 5.00%, 8/1/2035	200	217
Rev., 3.75%, 8/1/2036	250	262
Rev., 3.75%, 8/1/2037	500	523
Rev., 4.00%, 8/1/2038	350	368
Rev., 4.00%, 8/1/2039	250	263
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	257
Rev., 4.00%, 12/1/2040	200	213
Rev., 4.00%, 12/1/2050	250	264
Series 2021A, Rev., 4.00%, 7/1/2051	660	717
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	40	40

Total Minnesota		4,307

Mississippi — 0.6%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., GTD, 5.25%, 1/1/2030	160	208
Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	137
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series A, Rev., 4.00%, 1/1/2039	1,250	1,440
Series A, Rev., 4.00%, 1/1/2040	1,000	1,149

Total Mississippi		2,934

Missouri — 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	476
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	624
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,138
Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,856
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,118
Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project
Rev., 3.50%, 11/1/2040	750	754
Rev., 4.25%, 11/1/2050	1,250	1,261
Plaza at Noah’s Ark Community Improvement District
Rev., 3.00%, 5/1/2024(d)	200	205
Rev., 3.00%, 5/1/2025(d)	225	232
Rev., 3.00%, 5/1/2026(d)	275	283
Rev., 3.00%, 5/1/2030(d)	500	506
Rev., 3.13%, 5/1/2035(d)	500	500
St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	730

Total Missouri		10,683

Montana — 0.1%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	369
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	60	63

Total Montana		432

Nevada — 0.5%
City of Las Vegas, Special Improvement District No. 611, Local Improvement
3.50%, 6/1/2030	200	220
3.50%, 6/1/2031	160	174
3.75%, 6/1/2032	260	285
4.00%, 6/1/2033	185	205
4.00%, 6/1/2034	185	204
4.00%, 6/1/2035	185	203
4.00%, 6/1/2040	450	488
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	415
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024(b)	140	142

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	257

Total Nevada		2,593

New Hampshire — 0.3%
City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	127
New Hampshire Business Finance Authority, The Vista Project
Series A, Rev., 5.25%, 7/1/2039(b)	200	209
Series A, Rev., 5.63%, 7/1/2046(b)	1,000	1,056

Total New Hampshire		1,392

New Jersey — 4.7%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	59
Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	147
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039(b)	2,000	2,028
New Jersey Economic Development Authority, Golden Door Charter School Project
Series 2018A, Rev., 5.13%, 11/1/2029(b)	210	234
Series 2018-A, Rev., 6.25%, 11/1/2038(b)	525	625
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033(b)	1,000	1,113
New Jersey Economic Development Authority, Motor Vehicle Surcharge Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	436
New Jersey Economic Development Authority, School Facilities Construction
Rev., 4.00%, 6/15/2046	875	1,003
Rev., 4.00%, 6/15/2050	1,000	1,141
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,397
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,734
Series 2020A, Rev., 4.00%, 11/1/2038	750	866
Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,304
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040(b)	3,000	3,032
New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt
Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	747
Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	830
New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Rev., 5.00%, 7/1/2041	1,500	1,750
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	807
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	435
Series A, Rev., AMT, 4.00%, 12/1/2033	500	543
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	325
Series A, Rev., AMT, 4.00%, 12/1/2035	200	216
New Jersey Transportation Trust Fund Authority
Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,151
Series 2020AA, Rev., 4.00%, 6/15/2039	1,000	1,169
Series 2020AA, Rev., 4.00%, 6/15/2040	600	700

Total New Jersey		24,792

New Mexico — 0.4%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group — La Vida Llena Expansion Project
Series A, Rev., 5.00%, 7/1/2033	360	421
Series A, Rev., 5.00%, 7/1/2034	375	437
Series A, Rev., 5.00%, 7/1/2039	1,225	1,417
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 6/1/2021	50	50

Total New Mexico		2,325

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York — 3.8%
Buffalo and Erie County Industrial Land Development Corp., D’youville College Project
Rev., 4.00%, 11/1/2035	510	602
Rev., 4.00%, 11/1/2040	1,035	1,205
Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031(b)	500	573
Series 2018A, Rev., 5.13%, 5/1/2038(b)	250	286
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,102
Metropolitan Transportation Authority
Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	209
Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	539
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project
Series 2020A, Rev., 5.00%, 6/1/2040(b)	630	742
Series 2020A, Rev., 5.00%, 6/1/2059(b)	540	624
New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	756
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	950	993
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2022	1,000	1,026
Rev., AMT, 5.00%, 1/1/2025	3,250	3,729
Rev., AMT, 5.00%, 1/1/2028	500	621
Rev., AMT, 4.00%, 10/1/2030	1,000	1,200
Rev., AMT, 4.00%, 1/1/2036	500	569
Rev., AMT, 5.00%, 1/1/2036	375	453
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	359
Rev., 5.00%, 1/1/2038	200	239
Rev., 5.00%, 1/1/2043	500	591
Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	893
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041(b)	850	877
Rev., 5.38%, 11/1/2054(b)	750	774
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	412
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	222
Series 2019A, Rev., 5.00%, 10/15/2039	315	367

Total New York		19,963

North Carolina — 0.1%
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	400

North Dakota — 0.0%(f)
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2021	30	31

Ohio — 3.2%
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	1,158
Rev., 5.25%, 12/1/2038	500	580
County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	56
County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	224
County of Hardin, Economic Development Facilities Improvement Bonds, Ohio Northern University Rev., 5.00%, 5/1/2030	250	275
County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2039	1,000	1,257
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	125	131
Series 2021A, Rev., 4.00%, 12/1/2045	120	136

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	577
Rev., 5.00%, 12/1/2033	270	308
Rev., 5.00%, 12/1/2038	685	773
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 5.00%, 11/1/2034	2,875	3,362
Rev., 5.00%, 11/1/2039	4,890	5,662
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,364

Total Ohio		16,863

Oklahoma — 0.3%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,212
Tulsa Airports Improvement Trust Series A, Rev., AMT, 5.00%, 6/1/2025	420	474

Total Oklahoma		1,686

Oregon — 0.5%
Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project
Series 2018A, Rev., 5.00%, 5/15/2038	220	240
Series 2018A, Rev., 5.00%, 5/15/2043	310	337
Clackamas County School District No. 7J Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	196
Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	27
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2035	135	172
Series 2020A, Rev., 5.00%, 10/1/2040	585	733
Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,142

Total Oregon		2,847

Pennsylvania — 7.5%
Aliquippa School District, Limited Tax
GO, 3.75%, 12/1/2033	2,000	2,269
GO, 3.88%, 12/1/2037	1,250	1,416
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	572
Allentown City School District, Limited Tax
Series C, GO, 4.00%, 2/1/2034	1,580	1,881
Series C, GO, 4.00%, 2/1/2035	1,000	1,188
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033(b)	250	299
Rev., 5.00%, 5/1/2042(b)	250	297
Berks County Industrial Development Authority, The Highlands at Wyomissing
Rev., 5.00%, 5/15/2033	500	567
Series 2017A, Rev., 5.00%, 5/15/2037	250	288
Rev., 5.00%, 5/15/2038	500	563
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,049
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890	994
Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,825
City of Erie Higher Education Building Authority, Gannon University Project - Aicup Financing Program Series 2021TT1, Rev., 4.00%, 5/1/2041	175	196
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Rev., 3.00%, 1/1/2024	1,000	1,025
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	100	103
Rev., 5.00%, 5/1/2029	650	761
Rev., 5.00%, 5/1/2039	1,100	1,293
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project
Rev., 5.00%, 12/1/2029	195	219
Rev., 5.00%, 12/1/2039	385	418
Rev., 5.00%, 12/1/2049	500	536
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project
Series 2019A, Rev., 5.00%, 6/15/2032	545	617
Series 2019A, Rev., 5.00%, 6/15/2033	570	644
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,239

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project
Rev., 5.00%, 3/1/2040	250	277
Rev., 5.00%, 3/1/2045	500	549
Rev., 5.00%, 3/1/2050	500	546
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	80
Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050(b)	2,685	3,027
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	275	340
Rev., 4.00%, 4/1/2035	205	234
Rev., 4.00%, 4/1/2036	520	592
Rev., 4.00%, 4/1/2037	545	619
Rev., 4.00%, 4/1/2038	695	787
Rev., 4.00%, 4/1/2039	725	818
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc., Project Rev., 5.00%, 11/1/2039	1,000	1,112
Philadelphia Authority for Industrial Development, Independence Charter School West Project
Rev., 4.00%, 6/15/2029	360	392
Rev., 5.00%, 6/15/2039	500	554
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029(b)	700	796
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	265	313
Series 2020A, Rev., 5.00%, 8/1/2040	315	376
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,458
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	844
West Mifflin School District, Limited Tax
GO, 3.00%, 4/1/2034	1,000	1,098
GO, 3.00%, 4/1/2038	1,400	1,523
Wilkes-Barre Area School District
GO, 3.50%, 4/15/2038	370	415
GO, 3.50%, 4/15/2039	230	258
GO, 3.75%, 4/15/2044	1,000	1,126

Total Pennsylvania		39,393

Rhode Island — 0.1%
Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	262
Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	115

Total Rhode Island		377

South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,615
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project
Series A, Rev., 4.00%, 12/1/2029(b)	1,130	1,252
Series A, Rev., 5.00%, 12/1/2034(b)	1,405	1,651
Series A, Rev., 5.00%, 12/1/2039(b)	1,795	2,080
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	126

Total South Carolina		6,724

South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Rev., 5.00%, 11/1/2045	500	581
South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	25	26

Total South Dakota		607

Tennessee — 1.7%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,137
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	792
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Rev., 4.50%, 6/1/2028(b)	500	553
Rev., 5.13%, 6/1/2036(b)	425	488

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Shelby County Health Educational & Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,392
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	1,000	1,029
Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,534
Tennessee Housing Development Agency, Homeownership Program Series 1A, Rev., AMT, 4.50%, 1/1/2038	25	25

Total Tennessee		8,950

Texas — 5.1%
Arlington Higher Education Finance Corp. Series 2021A, Rev., 4.00%, 8/15/2041	305	325
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040(b)	1,810	1,859
Arlington Higher Education Finance Corp., Newman International Academy
Rev., 5.00%, 8/15/2041	300	330
Rev., 5.00%, 8/15/2051	850	919
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	435	489
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,173
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	964
City of Houston, Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2028	355	454
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,750
City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027(e)	30	28
City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028(b)	915	1,028
Dallas Area Rapid Transit, Sales Tax, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	174
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,096
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Series 2001A, Rev., 2.60%, 11/1/2029	1,000	1,073
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series A, Rev., 3.38%, 8/15/2029(b)	300	307
Series A, Rev., 5.00%, 8/15/2039(b)	425	449
Series A, Rev., 5.00%, 8/15/2049(b)	670	703
New Hope Cultural Education Facilities Finance Corp., Cityscape Schools Inc.
Series A, Rev., 4.00%, 8/15/2029(b)	330	370
Series A, Rev., 5.00%, 8/15/2039(b)	610	694
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,056
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2035	865	948
Series 2020A, Rev., 5.00%, 1/1/2040	790	860
Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,151
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,073
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,568
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes Inc., Project
Rev., 4.00%, 1/1/2029	300	307
Rev., 5.00%, 1/1/2039	205	217
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.
Rev., 4.25%, 6/15/2028	135	139
Rev., 5.00%, 6/15/2033	150	155
Rev., 5.00%, 6/15/2038	250	258

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Permanent University Fund - University of Texas System Series B, Rev., 5.25%, 7/1/2028	140	183
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	189
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	578

Total Texas		26,867

Utah — 2.6%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2
Series 2020B, Rev., 6.25%, 8/1/2030(b)	1,000	1,010
Series 2020A, Rev., 4.50%, 8/1/2040	1,000	1,133
4.00%, 8/1/2050(b)	1,750	1,824
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029(b)	650	684
Series 2020A, Rev., 5.00%, 6/15/2039(b)	475	541
Series 2020A, Rev., 5.00%, 6/15/2049(b)	825	925
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 4.00%, 4/15/2032	250	289
Series A, Rev., 4.00%, 4/15/2033	260	299
Series A, Rev., 5.00%, 4/15/2034	235	287
Series A, Rev., 5.00%, 4/15/2039	700	845
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project
Series 2021A, Rev., 5.00%, 6/15/2041(b)	870	1,006
Series 2021A, Rev., 5.00%, 6/15/2052(b)	1,295	1,472
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2033	500	585
Rev., 4.00%, 10/15/2036	500	580
Rev., 4.00%, 10/15/2039	700	805
Rev., 4.00%, 10/15/2041	250	290
Rev., 4.00%, 10/15/2042	475	543
Utah Transit Authority, Sales Tax
Series C, Rev., AGM, 5.25%, 6/15/2025	40	47
Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	618

Total Utah		13,783

Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 4.00%, 6/15/2032	125	133
Series A, Rev., AMT, 4.00%, 6/15/2033	155	164
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	130	137

Total Vermont		434

Virginia — 3.5%
Chesapeake Hospital Authority, Regional Medical Center
Rev., 4.00%, 7/1/2035	1,000	1,177
Rev., 4.00%, 7/1/2036	1,175	1,380
Rev., 4.00%, 7/1/2037	1,205	1,410
Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	813
Fredericksburg Economic Development Authority, Stadium Project
Series B, Rev., 6.13%, 9/1/2029(b)	2,000	2,012
Series B, Rev., 7.00%, 9/1/2044(b)	1,000	995
Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project
Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,073
Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,452
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,015
Series 2020, Rev., 4.30%, 9/1/2030	770	753
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,037
Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,643
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,372
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2021(e)	70	71

Total Virginia		18,203

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington — 2.8%
Pend Oreille County, Public Hospital District No. 1, Unlimited Tax
GO, 5.00%, 12/1/2033	1,000	1,158
GO, 5.00%, 12/1/2038	1,255	1,439
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	3,019
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,137
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	300	331
Rev., 3.63%, 5/1/2040	800	887
Rev., 4.00%, 5/1/2045	500	574
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028(b)	535	568
Rev., 5.00%, 7/1/2033(b)	535	585
Rev., 5.00%, 7/1/2038(b)	300	325
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028(b)	965	1,048
Series 2018A, Rev., 5.00%, 7/1/2038(b)	825	892
Washington State Housing Finance Commission, Transforming Age Projects
Series 2019A, Rev., 5.00%, 1/1/2034(b)	745	842
Series 2019A, Rev., 5.00%, 1/1/2039(b)	1,495	1,671

Total Washington		14,476

West Virginia — 0.6%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,529
Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,709

Total West Virginia		3,238

Wisconsin — 5.8%
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 4.00%, 1/1/2045	750	863
Series 2020A, Rev., 3.00%, 1/1/2050	750	790
Public Finance Authority, Cedars Obligated Group, Cedars Obligated Group Rev., 4.25%, 5/1/2029(b)	960	949
Public Finance Authority, Community School of Davidson Project
Rev., 3.75%, 10/1/2023	230	236
Rev., 5.00%, 10/1/2033	775	890
Public Finance Authority, Coral Academy of Science Reno
Series 2019A, Rev., 5.00%, 6/1/2029(b)	370	421
Series 2019A, Rev., 5.00%, 6/1/2039(b)	710	779
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030(b)	235	261
Series 2020A, Rev., 5.00%, 6/15/2040(b)	410	472
Series 2020A, Rev., 5.00%, 6/15/2054(b)	685	776
Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038(b)	2,000	2,033
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048(b)(g)	17	9
Series 2019A-2, Rev., 7.25%, 12/1/2048(b)(g)	46	23
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160	191
Rev., 5.00%, 6/15/2028	505	609
Rev., 5.00%, 6/15/2034	215	257
Rev., 5.00%, 6/15/2039	390	460
Rev., 5.00%, 6/15/2049	1,000	1,161
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042(b)	3,955	3,927
Public Finance Authority, Roseman University of Health Sciences Project
Rev., 5.00%, 4/1/2030(b)	500	608
Rev., 5.00%, 4/1/2040(b)	2,155	2,586
Public Finance Authority, Ultimate Medical Academy Project
Series 2019A, Rev., 5.00%, 10/1/2028(b)	2,000	2,455
Series 2019A, Rev., 5.00%, 10/1/2029(b)	1,850	2,311
Series 2019A, Rev., 5.00%, 10/1/2034(b)	500	609
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029(b)	475	511
Series 2019A, Rev., 5.00%, 6/15/2039(b)	500	545
Series 2019A, Rev., 5.00%, 6/15/2049(b)	1,100	1,185

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	178
Series A, Rev., 5.00%, 7/1/2044	210	248
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System
Series 2019A, Rev., 5.00%, 11/1/2026	355	391
Series 2019A, Rev., 5.00%, 11/1/2027	370	411
Series 2019A, Rev., 5.00%, 11/1/2028	470	523
Series 2019A, Rev., 5.00%, 11/1/2029	315	350
Series 2019A, Rev., 5.00%, 11/1/2030	515	570
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,562

Total Wisconsin		30,150

TOTAL MUNICIPAL BONDS (Cost $469,011)		497,681

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
Southcross Holdco Equity 0.00%, 7/9/2070‡(Cost $11)	3	—

	Shares (000)
SHORT-TERM INVESTMENTS — 4.7%
INVESTMENT COMPANIES — 4.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(h)(i)(Cost $24,509)	24,497	24,509

Total Investments — 99.7% (Cost $493,531)		522,190
Other Assets Less Liabilities — 0.3%		1,640

Net Assets — 100.0%		523,830

Percentages indicated are based on net assets.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Municipal Bonds	—	497,681	—		497,681
Short-Term Investments
Investment Companies	24,509	—	—		24,509

Total Investments in Securities	$24,509	$497,681	$—	(a)	$522,190

(a)	Value is zero.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at May 31, 2021	Shares at May 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$5,698	$43,904	$25,093	$—	(c)	$—	(c)	$24,509	24,497	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.